Offerings - Offering: 1	Nov. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	18,400,000
Maximum Aggregate Offering Price	$ 469,200,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 71,834.52
Offering Note	(1)Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, this "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3 (Reg. No. 333-283069). (2) This prospectus supplement relates to the sale by the selling stockholder referenced herein of 18,400,000 shares of the registrant's Class A common stock, which includes 2,400,000 shares of Class A Common Stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the selling stockholders referenced herein.